Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Telescope | MSA
Related Party Transactions
Amount of costs incurred	$ 130	$ 740